INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 14, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)

(the “Fund”)

At a meeting held on December 13, 2018, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust II approved the termination and winding down of the Fund, with the liquidation payment to shareholders expected to take place on or about February 27, 2019.

After the close of business on February 12, 2019, the Fund no longer will accept creation orders. The last day of trading in the Fund on NYSE Arca, Inc. (the “Exchange”) will be February 20, 2019. Shareholders should be aware that while the Fund is preparing to liquidate, it will not be pursuing its stated investment objective or engaging in any business activities except for the purposes of winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders.

Shareholders may sell their holdings of the Fund on the Exchange until market close on February 20, 2019, and may incur typical transaction fees from their broker-dealer. The Fund’s shares will no longer trade on the Exchange after market close on February 20, 2019, and the shares will be subsequently delisted. Shareholders who do not sell their shares of the Fund before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about February 27, 2019.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Fund’s distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-DSUM-PRO-SUP-1 121418

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 14, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)

(the “Fund”)

At a meeting held on December 13, 2018, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust II approved the termination and winding down of the Fund, with the liquidation payment to shareholders expected to take place on or about February 27, 2019.

After the close of business on February 12, 2019, the Fund no longer will accept creation orders. The last day of trading in the Fund on The Nasdaq Stock Market (the “Exchange”) will be February 20, 2019. Shareholders should be aware that while the Fund is preparing to liquidate, it will not be pursuing its stated investment objective or engaging in any business activities except for the purposes of winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders.

Shareholders may sell their holdings of the Fund on the Exchange until market close on February 20, 2019, and may incur typical transaction fees from their broker-dealer. The Fund’s shares will no longer trade on the Exchange after market close on February 20, 2019, and the shares will be subsequently delisted. Shareholders who do not sell their shares of the Fund before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about February 27, 2019.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Fund’s distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-DWLV-PRO-SUP-1 121418

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 14, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Emerging Markets Infrastructure ETF (PXR)

Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)

Invesco Global Agriculture ETF (PAGG)

Invesco Global Gold and Precious Metals ETF (PSAU)

Invesco S&P 500 Value with Momentum ETF (SPVM)

(each, a “Fund” and collectively, the “Funds”)

At a meeting held on December 13, 2018, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust II approved the termination and winding down of each Fund, with the liquidation payments to shareholders expected to take place on or about February 27, 2019.

After the close of business on February 12, 2019, the Funds no longer will accept creation orders. The last day of trading in each Fund on its respective exchange, the NYSE Arca, Inc., The Nasdaq Stock Market, or the Cboe BZX Exchange, Inc. (each an “Exchange”), will be February 20, 2019. Shareholders should be aware that while the Funds are preparing to liquidate, they will not be pursuing their stated investment objectives or engaging in any business activities except for the purposes of winding up their business and affairs, preserving the value of their assets, paying their liabilities, and distributing their remaining assets to shareholders.

Shareholders may sell their holdings of each Fund on its respective Exchange until market close on February 20, 2019, and may incur typical transaction fees from their broker-dealer. The Funds’ shares will no longer trade on an Exchange after market close on February 20, 2019, and the shares will be subsequently delisted. Shareholders who do not sell their shares of a Fund before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about February 27, 2019.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-PRO-SUP-1 121418

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 14, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018,

AS REVISED JULY 31, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)

Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)

Invesco Emerging Markets Infrastructure ETF (PXR)

Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)

Invesco Global Agriculture ETF (PAGG)

Invesco Global Gold and Precious Metals ETF (PSAU)

Invesco S&P 500 Value with Momentum ETF (SPVM)

(each, a “Fund” and collectively, the “Funds”)

At a meeting held on December 13, 2018, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust II approved the termination and winding down of each Fund, with the liquidation payments to shareholders expected to take place on or about February 27, 2019.

After the close of business on February 12, 2019, the Funds no longer will accept creation orders. The last day of trading in each Fund on its respective exchange, the NYSE Arca, Inc., The Nasdaq Stock Market, or the Cboe BZX Exchange, Inc. (each an “Exchange”), will be February 20, 2019. Shareholders should be aware that while the Funds are preparing to liquidate, they will not be pursuing their stated investment objectives or engaging in any business activities except for the purposes of winding up their business and affairs, preserving the value of their assets, paying their liabilities, and distributing their remaining assets to shareholders.

Shareholders may sell their holdings of each Fund on its respective Exchange until market close on February 20, 2019, and may incur typical transaction fees from their broker-dealer. The Funds’ shares will no longer trade on an Exchange after market close on February 20, 2019, and the shares will be subsequently delisted. Shareholders who do not sell their shares of a Fund before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about February 27, 2019.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-PRO-SAI-SUP-1 121418

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 14, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED SEPTEMBER 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Canadian Energy Income ETF (ENY)

Invesco Zacks International Multi-Asset Income ETF (HGI)

(each, a “Fund” and collectively, the “Funds”)

At a meeting held on December 13, 2018, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust II approved the termination and winding down of each Fund, with the liquidation payments to shareholders expected to take place on or about February 27, 2019.

After the close of business on February 12, 2019, the Funds no longer will accept creation orders. The last day of trading in each Fund on NYSE Arca, Inc. (the “Exchange”) will be February 20, 2019. Shareholders should be aware that while the Funds are preparing to liquidate, they will not be pursuing their stated investment objectives or engaging in any business activities except for the purposes of winding up their business and affairs, preserving the value of their assets, paying their liabilities, and distributing their remaining assets to shareholders.

Shareholders may sell their holdings of each Fund on the Exchange until market close on February 20, 2019, and may incur typical transaction fees from their broker-dealer. The Funds’ shares will no longer trade on the Exchange after market close on February 20, 2019, and the shares will be subsequently delisted. Shareholders who do not sell their shares of a Fund before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about February 27, 2019.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-ENY HGI-PRO-SAI-SUP-1 121418

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 14, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco China All-Cap ETF (YAO)

(the “Fund”)

At a meeting held on December 13, 2018, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust II approved the termination and winding down of the Fund, with the liquidation payment to shareholders expected to take place on or about February 27, 2019.

After the close of business on February 12, 2019, the Fund no longer will accept creation orders. The last day of trading in the Fund on NYSE Arca, Inc. (the “Exchange”) will be February 20, 2019. Shareholders should be aware that while the Fund is preparing to liquidate, it will not be pursuing its stated investment objective or engaging in any business activities except for the purposes of winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders.

Shareholders may sell their holdings of the Fund on the Exchange until market close on February 20, 2019, and may incur typical transaction fees from their broker-dealer. The Fund’s shares will no longer trade on the Exchange after market close on February 20, 2019, and the shares will be subsequently delisted. Shareholders who do not sell their shares of the Fund before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about February 27, 2019.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Fund’s distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-YAO-PRO-SAI-SUP-1 121418